Other Expenses (Income) - Summary of Other Expenses (Income) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Expense Income [abstract]
Management fee income	$ (1,167)	$ (1,168)
Other operating expense (income), net	(305)	108
Write-down of mine equipment		3,551
Write-down of investment		3,850
Other (income) expenses	$ (1,472)	$ 6,341